Debt - Narrative (Details)	1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2019	Nov. 30, 2018	Jan. 31, 2009	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2019 CAD ($)	May 17, 2019 USD ($)	May 17, 2019 CAD ($)	Mar. 07, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Nov. 13, 2018 USD ($)	Nov. 13, 2018 CAD ($)	Oct. 16, 2018 USD ($)	Oct. 16, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Debt Instrument [Line Items]
Interest expense				$ 44,415	$ 15,782	$ 22,185	$ 21,520	$ 402,554
Loans Payable | AIF
Debt Instrument [Line Items]
Royalty percentage			10.00%
Debt instrument, face amount									$ 2,871,919				$ 2,871,919					$ 2,871,919
Interest rate				0.00%		0.00%			0.00%				0.00%
Secured Debt | ACOA Term Loan November 2018
Debt Instrument [Line Items]
Debt instrument, face amount														$ 367,000	$ 500,000
Claim period		9 years
Interest rate														0.00%	0.00%
Secured Debt | ACOA
Debt Instrument [Line Items]
Debt instrument, face amount													$ 337,000
Interest rate						0.00%							0.00%
Secured Debt | ACOA term loan (C$500,000)
Debt Instrument [Line Items]
Debt instrument, face amount									$ 500,000			$ 500,000
Claim period	9 years
Interest rate				0.00%					0.00%			0.00%
Secured Debt | FPEI
Debt Instrument [Line Items]
Debt instrument, face amount													$ 2,717,093					$ 717,093
Interest rate				4.00%		4.00%			4.00%				4.00%
Secured Debt | PEI Finance Term Loan October 2018
Debt Instrument [Line Items]
Debt instrument, face amount																$ 1,500,000	$ 2,000,000
Interest rate																4.00%	4.00%
Funds drawn on loan				$ 230,000		$ 734,000			$ 300,000	$ 535,000	$ 700,000		$ 1,000,000			$ 734,000	$ 1,000,000